Concentration of Credit Risk (Details Narrative) (10Q) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Cash and cash equivalents exceeding insured limits	$ 196,115	$ 85,596